Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 23,160		$ 19,506
Amortization of deferred dry-docking costs	$ 3,300	$ 2,931